Consolidated Statement of Stockholder's Equity (USD $)	Total USD ($)	Common Stock Class A	Common Stock Class W	Common Stock Common Stock Class A USD ($)	Common Stock Common Stock Class W USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2010	$ 200,000			$ 200	$ 0	$ 199,800
Balance (in shares) at Dec. 31, 2010		20,000	0	20,000	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	0
Issuance of common stock (in shares)	0
Net loss	(352,542)						(352,542)
Balance at Dec. 31, 2011	$ (152,542)			$ 200	$ 0	$ 199,800	$ (352,542)
Balance (in shares) at Dec. 31, 2011		20,000	0	20,000	0